Summarized Information Related to Stock Warrants (Detail) - $ / shares		6 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Number of Warrants		728,850	412,423
Warrants Exercisable, Weighted Average Remaining Life In Years		3 years 10 months 24 days	3 years 3 months 18 days
Warrants Exercisable, Exercisable Number of Warrants		693,850	377,422	[1]
Exercise Price 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 6.00	$ 6.00
Warrants Outstanding, Number of Warrants		32,500	32,500
Warrants Exercisable, Weighted Average Remaining Life In Years		3 years 10 months 24 days	4 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants		32,500	32,500
Exercise Price 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 7.60	$ 8.00
Warrants Outstanding, Number of Warrants		25,000	10,000
Warrants Exercisable, Weighted Average Remaining Life In Years		4 years 9 months 18 days	4 years 10 months 24 days
Warrants Exercisable, Exercisable Number of Warrants		25,000	10,000
Exercise Price 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 8.00	$ 10.00
Warrants Outstanding, Number of Warrants		12,500	25,104
Warrants Exercisable, Weighted Average Remaining Life In Years		4 years 6 months	4 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants		12,500	25,104
Exercise Price 4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 10.00	$ 10.60
Warrants Outstanding, Number of Warrants		56,554	19,000
Warrants Exercisable, Weighted Average Remaining Life In Years		4 years 7 months 6 days	3 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants		56,554	19,000
Exercise Price 5
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 10.60	$ 11.60
Warrants Outstanding, Number of Warrants		19,000	2,500
Warrants Exercisable, Weighted Average Remaining Life In Years		2 years 10 months 24 days	4 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants		19,000	2,500
Exercise Price 6
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 11.60	$ 15.00
Warrants Outstanding, Number of Warrants		2,500	202,160
Warrants Exercisable, Weighted Average Remaining Life In Years		4 years 3 months 18 days	2 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants		2,500	202,160
Exercise Price 7
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 12.00	$ 18.80
Warrants Outstanding, Number of Warrants		5,000	2,500
Warrants Exercisable, Weighted Average Remaining Life In Years		4 years 9 months 18 days	4 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants		5,000	2,500
Exercise Price 8
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 15.00	$ 20.00
Warrants Outstanding, Number of Warrants		454,638	27,500
Warrants Exercisable, Weighted Average Remaining Life In Years		4 years	4 years 4 months 24 days
Warrants Exercisable, Exercisable Number of Warrants		454,638	27,500
Exercise Price 9
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 18.80	$ 30.00
Warrants Outstanding, Number of Warrants		2,500	43,140
Warrants Exercisable, Weighted Average Remaining Life In Years		4 years 3 months 18 days	2 years 6 months
Warrants Exercisable, Exercisable Number of Warrants		2,500	43,140
Exercise Price 10
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 20.00	$ 35.00
Warrants Outstanding, Number of Warrants		27,500	1,000
Warrants Exercisable, Weighted Average Remaining Life In Years		3 years 10 months 24 days	2 years 3 months 18 days
Warrants Exercisable, Exercisable Number of Warrants		27,500	1,000
Exercise Price 11
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 30.00	$ 40.00
Warrants Outstanding, Number of Warrants		43,140	6,176
Warrants Exercisable, Weighted Average Remaining Life In Years		2 years	3 years 10 months 24 days
Warrants Exercisable, Exercisable Number of Warrants		43,140	6,176
Exercise Price 12
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 35.00	$ 50.00
Warrants Outstanding, Number of Warrants		1,000	1,000
Warrants Exercisable, Weighted Average Remaining Life In Years		1 year 9 months 18 days	2 years 7 months 6 days
Warrants Exercisable, Exercisable Number of Warrants		1,000	1,000
Exercise Price 13
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 40.00	$ 60.00
Warrants Outstanding, Number of Warrants		6,176	1,843
Warrants Exercisable, Weighted Average Remaining Life In Years		3 years 4 months 24 days	3 years 3 months 18 days
Warrants Exercisable, Exercisable Number of Warrants		6,176	1,842
Exercise Price 14
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 50.00	$ 80.00
Warrants Outstanding, Number of Warrants		1,000	3,000
Warrants Exercisable, Weighted Average Remaining Life In Years		2 years 1 month 6 days	2 years 9 months 18 days
Warrants Exercisable, Exercisable Number of Warrants		1,000	3,000
Exercise Price 15
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 60.00
Warrants outstanding, Exercise Price Description			Variable
Warrants Outstanding, Number of Warrants		1,842	35,000
Warrants Exercisable, Weighted Average Remaining Life In Years		2 years 9 months 18 days	0 years	[1]
Warrants Exercisable, Exercisable Number of Warrants		1,842	0	[1]
Exercise price 16
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price		$ 80.00
Warrants Outstanding, Number of Warrants		3,000
Warrants Exercisable, Weighted Average Remaining Life In Years		2 years 3 months 18 days
Warrants Exercisable, Exercisable Number of Warrants		3,000
Exercise Price 17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants Outstanding, Exercise Price	[2]
Warrants Outstanding, Number of Warrants		35,000
Warrants Exercisable, Weighted Average Remaining Life In Years		0 years
Warrants Exercisable, Exercisable Number of Warrants		0

[1]	Warrants to purchase 700,000 shares of common stock have an exercise price which is the greater of $1.50 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability of warrants is subject to satisfaction of certain performance criteria which did not occur during the year ended December 31, 2014.
[2]	Warrants to purchase 35,000 shares of common stock have an exercise price which is the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability of warrants is subject to satisfaction of certain performance criteria which did not occur during the six months ended June 30, 2015.